CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 1,008,524	$ 840,305
Available for sale investments	1,712	1,729
Accounts receivable, net of allowance for credit losses	1,338,326	715,271
Unbilled revenue	550,692	428,684
Other receivables	60,376	35,394
Prepayments and other current assets	131,554	53,477
Income taxes receivable	38,484	28,118
Total current assets	3,129,668	2,102,978
Other Assets:
Property, plant and equipment, net	319,457	174,343
Goodwill	8,935,212	936,257
Operating right-of-use assets	238,107	84,561
Other non-current assets	57,637	20,773
Non-current income taxes receivable	16,119	17,230
Non-current deferred tax asset	117,313	12,705
Equity method investments	3,062	4,534
Investments in equity-long term	22,758	15,765
Intangible assets, net	4,815,184	66,460
Total Assets	17,654,517	3,435,606
Current Liabilities:
Accounts payable	62,576	51,113
Unearned revenue	1,349,000	660,883
Other liabilities	794,879	399,769
Income taxes payable	39,614	12,178
Current bank credit lines and loan facilities	55,150	0
Total current liabilities	2,301,219	1,123,943
Other Liabilities:
Non-current bank credit lines and loan facilities	5,872,720	348,477
Non-current operating lease liabilities	190,912	60,801
Non-current other liabilities	73,917	26,366
Non-current government grants	760	838
Non-current income taxes payable	18,868	14,539
Non-current deferred tax liability	1,227,535	10,406
Commitments and contingencies	0	0
Total Liabilities	9,685,931	1,585,370
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, 52,958,063 shares issued and outstanding at June 30, 2021 and 52,788,093 shares issued and outstanding at December 31, 2020	6,629	4,580
Additional paid-in capital	6,700,407	617,104
Other undenominated capital	1,134	1,134
Accumulated other comprehensive loss	(79,196)	(35,477)
Retained earnings	1,339,612	1,262,895
Total Shareholders' Equity	7,968,586	1,850,236
Total Liabilities and Shareholders' Equity	$ 17,654,517	$ 3,435,606
Common Stock, Shares, Issued	81,397,821	52,788,093
Ordinary shares, shares outstanding (in shares)	81,397,821	52,788,093